Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:

	March 31,
	2017	2016
Returns reserve	$82,494	$93,920
Medicaid and indirect rebates	36,884	48,090
Accrued income taxes	18,591	23,509
Employees and payroll accruals	18,577	19,131
Accrued expenses	14,609	17,244
Due to customers	6,486	12,338
Royalties	4,065	6,247
Derivative instruments	2,110	—
Legal and audit fees	1,644	621
Deferred taxes	288	283
Deferred revenue	167	799
Other	7,528	4,427
	$193,443	$226,609

Schedule of Other Long-Term Liabilities
a.	Other long-term liabilities:

	March 31,
	2017	2016
Accrued severance pay	$2,360	$1,842
Deferred revenue	1,630	1,326
Other	6	27
	$3,996	$3,195